Long Term Debts (Details) $ in Thousands, ₪ in Millions			12 Months Ended
	Jun. 07, 2023 USD ($)	Mar. 27, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 07, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Long Term Debts [Line Items]
Borrowing			$ 59,294	$ 81,208
Minimum equity			$ 301,069	$ 290,944		$ 276,311	$ 275,556
Financial debts not exceed percentage			30.00%
Bottom of Range [Member]
Long Term Debts [Line Items]
Minimum equity			$ 150,000
Israeli Bank [Member]
Long Term Debts [Line Items]
Borrowing		$ 20,000			₪ 60
Borrowings Annual Installments	$ 12,000	$ 6,052
Bears interest rate		3.38%			0.92%